UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2013

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2013 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

Security	Shares	Value
Common Stocks—99.4%
CONSUMER DISCRETIONARY—15.0%
AutoZone Inc (a)	29,800	$12,953,762
Best Buy Co Inc	866	37,065
Brinker International Inc	199,300	8,852,906
Buckle Inc/The	43,100	2,109,314
Chipotle Mexican Grill Inc (a)	5,835	3,074,870
Coach Inc	133	6,740
DIRECTV (a)	299,900	18,740,751
FUJIFILM Holdings Corp ADR (a)	92,900	2,274,192
Gannett Co Inc	372,000	10,293,240
Gap Inc/The	376,345	13,921,002
Home Depot Inc/The	218	16,980
JC Penney Co Inc (a)	1,546	11,595
Johnson Controls Inc	283	13,060
Kohl’s Corp	152,500	8,662,000
L Brands Inc	219	13,712
Lowe’s Cos Inc	364	18,120
Macy’s Inc	48,700	2,245,557
McDonald’s Corp	101	9,749
NIKE Inc Cl B	188	14,243
Nordstrom Inc	51,400	3,108,158
priceline.com Inc (a)	4,700	4,953,001
Scholastic Corp	316	9,066
Scripps Networks Interactive Inc Cl A	246,200	19,819,100
Staples Inc	666	10,736
Starbucks Corp	207	16,777
TJX Cos Inc	321,600	19,550,064
Target Corp	69,081	4,475,758
Tiffany & Co	152	12,034
Walt Disney Co/The	242	16,599

		135,240,151

CONSUMER STAPLES—8.8%
Avon Products Inc	374	6,545
Bunge Ltd	148	12,155
Coca-Cola Co/The	292	11,554
Costco Wholesale Corp	120	14,160
Dean Foods Co (a)	170,950	3,333,525
Delhaize Group SA ADR	55,500	3,548,670
Dr Pepper Snapple Group Inc	210	9,944
Hershey Co/The	143	14,191
JM Smucker Co/The	160,900	17,893,689
Kellogg Co	143,400	9,070,050
Kimberly-Clark Corp	21,641	2,337,228
Koninklijke Ahold NV ADR	241,600	4,597,648
Kraft Foods Group Inc	223	12,127
Kroger Co/The	573,130	24,552,889
Mondelez International Inc Cl A	265	8,915
Monster Beverage Corp (a)	140,400	8,035,092
PepsiCo Inc	161	13,538
Procter & Gamble Co/The	155	12,516
Safeway Inc	148,900	5,196,610
Whole Foods Market Inc	248	15,656

		78,696,702

ENERGY—5.6%
ARC Resources Ltd	380	10,086
Apache Corp	294,591	26,159,680
Concho Resources Inc (a)	100	11,061
Ensco PLC Cl A	90,400	5,211,560
National Oilwell Varco Inc	120	9,742
Noble Energy Inc	35,170	2,635,288
Oil States International Inc (a)	24,200	2,628,846
Penn West Petroleum Ltd	915	10,239
Pioneer Natural Resources Co	88	18,021
Southwestern Energy Co (a)	371,287	13,819,302

		50,513,825

FINANCIALS—18.7%
American Express Co	191	15,624
Annaly Capital Management Inc	851,900	10,043,901
Apollo Investment Corp	259,800	2,216,094
Brandywine Realty Trust	164,600	2,342,258
Discover Financial Services	117,700	6,106,276
Fifth Third Bancorp	1,030,400	19,608,512
Genworth Financial Inc Cl A (a)	195,500	2,840,615
Hartford Financial Services Group Inc	610,600	20,577,219
ING Groep NV ADR (a)	281,100	3,575,592
KeyCorp	333,200	4,174,996
Kimco Realty Corp	822,900	17,675,892
Lincoln National Corp	134,700	6,116,727
MetLife Inc	119,100	5,634,621
NYSE Euronext	343	15,099
Nomura Holdings Inc ADR (a)	285,400	2,100,544
PNC Financial Services Group Inc/The	89,090	6,550,788
Piedmont Office Realty Trust Inc Cl A	377,800	6,981,744
Prudential Financial Inc	188,500	15,342,015
Retail Properties of America Inc Cl A	461,500	6,604,065
State Street Corp	128,800	9,025,016
Symetra Financial Corp	145,300	2,721,469
US Bancorp/MN	346	12,927
Unum Group	556,700	17,669,658

		167,951,652

HEALTH CARE—11.7%
Becton Dickinson and Co	128	13,457
Biogen Idec Inc (a)	34,600	8,448,974
CareFusion Corp (a)	428,700	16,620,699
Celgene Corp (a)	146,300	21,724,087
Eli Lilly & Co	478,400	23,833,888
Gilead Sciences Inc	98,900	7,020,911
Henry Schein Inc (a)	26,500	2,979,395
Mylan Inc/PA (a)	574,800	21,767,676
Shire PLC ADR	18,400	2,449,040

		104,858,127

INDUSTRIALS—9.2%
3M Co	122,315	15,393,343
AGCO Corp	143,300	8,365,854
Brink’s Co/The	98,900	3,105,460
Cummins Inc	83	10,543
Dun & Bradstreet Corp/The	96,800	10,530,872
Energizer Holdings Inc	107,500	10,546,825
First Solar Inc (a)	358	17,997
Herman Miller Inc	422	12,803
Interface Inc	692	14,013
JetBlue Airways Corp (a)	1,688	11,968
RR Donnelley & Sons Co	629	11,681
Robert Half International Inc	206,600	7,960,298
Rockwell Automation Inc	25,100	2,771,291
SSE PLC ADR	88,800	2,020,200
Southwest Airlines Co	1,265,754	21,796,283
United Parcel Service Inc Cl B	131	12,869

		82,582,300

INFORMATION TECHNOLOGY—19.4%
Advanced Micro Devices Inc (a)	3,150	10,521
Apple Inc	29,790	15,560,807
Applied Materials Inc	762	13,602
Cisco Systems Inc	90,104	2,027,340
EMC Corp/MA	373	8,978
F5 Networks Inc (a)	31,800	2,592,018
Google Inc Cl A (a)	4,516	4,654,099
Hewlett-Packard Co	82,240	2,004,189
Intel Corp	90,341	2,207,031
International Business Machines Corp	75,752	13,575,516
MasterCard Inc Cl A	28,470	20,415,837
Mentor Graphics Corp	96,200	2,124,096
Microsoft Corp	1,022,539	36,146,753
Motorola Solutions Inc	201	12,567
NVIDIA Corp	793,500	12,045,330
NetApp Inc	125,300	4,862,893
NeuStar Inc Cl A (a)	46,300	2,126,096
Oracle Corp	662,800	22,203,799
Power Integrations Inc	260	14,934
SanDisk Corp	58,700	4,079,650
SunPower Corp (a)	1,124	33,934
Symantec Corp	141,700	3,222,258
Syntel Inc	43,000	3,691,120
Texas Instruments Inc	300	12,624
United Microelectronics Corp ADR	2,529,500	5,185,475
VeriSign Inc (a)	66,200	3,593,336
Western Digital Corp	112,400	7,826,412
Xerox Corp	1,209	12,017
Yahoo! Inc (a)	135,549	4,463,629

		174,726,861

MATERIALS—3.4%
Bemis Co Inc	65,400	2,609,460
Domtar Corp	101,900	8,631,949
International Paper Co	302	13,472
MeadWestvaco Corp	329	11,466

Nucor Corp	230	11,907
Packaging Corp of America	106,000	6,601,680
Sealed Air Corp	414,100	12,497,538

		30,377,472

TELECOMMUNICATION SERVICES—5.4%
AT&T Inc	63,535	2,299,967
KT Corp ADR (a)	401,900	6,663,502
Rogers Communications Inc Cl B	75,200	3,414,832
SK Telecom Co Ltd ADR (a)	438,700	10,739,376
TELUS Corp	63,700	2,233,322
Telecom Corp of New Zealand Ltd ADR	321,100	3,082,560
United States Cellular Corp	57,300	2,773,320
Verizon Communications Inc	343,163	17,333,163

		48,540,042

UTILITIES—2.2%
Cia Paranaense de Energia ADR	153,400	2,129,192
Energen Corp	230,487	18,051,742

		20,180,934

Total Investments—99.4% (Cost $714,426,162) (b)		893,668,066

Other Assets, less liabilities—0.6%		5,592,684

Net Assets—100.0%		$899,260,750

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $715,193,778. The aggregate gross unrealized appreciation is $185,095,680 and the aggregate gross unrealized depreciation is $6,621,392, resulting in net unrealized appreciation of $178,474,288.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—97.7%
Australia—6.2%
Amcor Ltd/Australia	Materials	115,165	$1,182,162
Arrium Ltd	Materials	1,020,966	1,339,023
Bendigo and Adelaide Bank Ltd	Banks	225,387	2,326,389
CSL Ltd	Pharma, Biotech & Life Sciences	36,883	2,427,382
Dexus Property Group	Real Estate	201,990	207,533
Fairfax Media Ltd	Media	1,377,040	788,913
GPT Group	Real Estate	348,237	1,216,826
National Australia Bank Ltd	Banks	47,289	1,581,193
Sonic Healthcare Ltd	Health Care Equipment & Services	23,508	359,291
Suncorp Group Ltd	Insurance	200,163	2,536,103
Westpac Banking Corp	Banks	29,050	943,280

			14,908,095

Austria—2.0%
EVN AG	Utilities	73,053	1,116,306
Strabag SE	Capital Goods	15,370	404,746
Voestalpine AG	Materials	67,449	3,189,675

			4,710,727

Belgium—1.8%
Delhaize Group SA	Food & Staples Retailing	49,138	3,144,086
KBC Groep NV	Banks	20,908	1,141,240

			4,285,326

Brazil—0.9%
Banco do Brasil SA	Banks	140,500	1,879,990
Cia Paranaense de Energia	Utilities	29,000	297,259

			2,177,249

China—1.0%
Beijing Capital International Airport Co Ltd Cl H	Transportation	770,000	541,271
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	14,897
China Overseas Land & Investment Ltd	Real Estate	162,000	500,435
Shimao Property Holdings Ltd	Real Estate	257,500	646,320
SOHO China Ltd	Real Estate	796,500	698,590

			2,401,513

Denmark—0.8%
Pandora A/S	Consumer Durables & Apparel	7,470	356,599
Rockwool International A/S Cl B	Capital Goods	6,669	1,053,304
TDC A/S	Telecommunication Services	51,797	468,285

			1,878,188

Finland—1.4%
Neste Oil OYJ	Energy	140,377	2,788,208
Sampo Cl A	Insurance	12,866	610,272

			3,398,480

France—8.2%
AXA SA	Insurance	109,270	2,733,366
BNP Paribas SA	Banks	8,531	632,549

Cap Gemini SA	Software & Services	7,350	484,128
Carrefour SA	Food & Staples Retailing	11,010	403,839
Ciments Francais SA	Materials	10,703	768,132
CNP Assurances	Insurance	108,812	1,923,088
Credit Agricole SA (a)	Banks	181,940	2,200,649
Natixis	Banks	352,725	1,904,691
Orange SA	Telecommunication Services	79,988	1,099,398
Peugeot SA (a)	Automobiles & Components	40,020	528,076
Renault SA	Automobiles & Components	2,671	234,250
Sanofi	Pharma, Biotech & Life Sciences	20,346	2,172,445
SCOR SE	Insurance	52,494	1,858,002
Societe Generale SA	Banks	48,747	2,771,474

			19,714,087

Germany—8.0%
Allianz SE	Insurance	20,371	3,431,331
Continental AG	Automobiles & Components	9,518	1,746,214
Deutsche Post AG	Transportation	131,940	4,470,855
HeidelbergCement AG	Materials	18,921	1,493,482
Merck KGaA	Pharma, Biotech & Life Sciences	26,675	4,446,045
Muenchener Rueckversicherungs AG	Insurance	13,191	2,759,912
United Internet AG	Software & Services	17,435	689,753

			19,037,592

Hong Kong—2.9%
Great Eagle Holdings Ltd	Real Estate	252,998	902,276
Hongkong Land Holdings Ltd	Real Estate	200,000	1,232,000
Hysan Development Co Ltd	Real Estate	153,000	716,350
New Hotel Rights (a)(c)	Real Estate	3,568	0
New World Development Co Ltd	Real Estate	285,469	396,186
Wharf Holdings Ltd	Real Estate	239,000	2,022,224
Wheelock & Co Ltd	Real Estate	343,471	1,758,766

			7,027,802

India—1.2%
Infosys Ltd ADR	Software & Services	46,100	2,446,066
Wipro Ltd ADR	Software & Services	32,600	361,860

			2,807,926

Indonesia—0.3%
Telekomunikasi Indonesia Persero Tbk PT (a)	Telecommunication Services	3,071,500	640,322

			640,322

Ireland—0.6%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	1,467,232

			1,467,232

Italy—1.5%
Parmalat SpA	Food & Beverage	1,035,864	3,486,842

			3,486,842

Japan—20.1%
Aeon Co Ltd	Food & Staples Retailing	41,449	564,849
Asahi Glass Co Ltd	Capital Goods	83,000	511,823
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	10,484	583,454
Central Japan Railway Co	Transportation	17,600	2,278,259
Dai Nippon Printing Co Ltd	Commercial & Professional Services	351,000	3,677,790

Daicel Corp	Materials	62,000	521,986
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	113,400	2,101,327
Daiwa House Industry Co Ltd	Real Estate	107,000	2,138,691
Fast Retailing Co Ltd	Retailing	48	16,072
FUJIFILM Holdings Corp	Technology Hardware & Equipment	145,923	3,559,206
Honda Motor Co Ltd	Automobiles & Components	260	10,375
Ibiden Co Ltd	Technology Hardware & Equipment	92,100	1,592,107
Kawasaki Kisen Kaisha Ltd	Transportation	774,000	1,767,159
Konica Minolta Inc	Technology Hardware & Equipment	241,500	1,998,757
MS&AD Insurance Group Holdings	Insurance	67,800	1,744,929
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,946,958
Nissan Motor Co Ltd	Automobiles & Components	134,900	1,350,237
Nisshin Seifun Group Inc	Food & Beverage	26,950	291,997
Nisshin Steel Holdings Co Ltd	Materials	36,700	488,161
Nomura Holdings Inc	Diversified Financials	280,900	2,070,031
NTN Corp (a)	Capital Goods	5,300	25,336
ORIX Corp	Diversified Financials	87,000	1,495,077
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	104,400	2,968,872
Ricoh Co Ltd	Technology Hardware & Equipment	75,000	789,675
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	11,600	474,712
Seiko Epson Corp	Technology Hardware & Equipment	29,000	471,756
Seino Holdings Co Ltd	Transportation	226,693	2,234,351
Sony Corp	Consumer Durables & Apparel	90,100	1,723,756
T&D Holdings Inc	Insurance	61,200	732,953
Tokyo Gas Co Ltd	Utilities	207,000	1,122,454
Toppan Printing Co Ltd	Commercial & Professional Services	389,451	3,072,419
Toray Industries Inc	Materials	1,394	8,696
Toyo Seikan Group Holdings Ltd	Materials	120,300	2,491,587
Yamazaki Baking Co Ltd	Food & Beverage	125,000	1,271,532

			48,097,344

Netherlands—3.7%
Aegon NV	Insurance	68,652	547,301
ING Groep NV (a)	Diversified Financials	191,024	2,436,737
Koninklijke Philips NV	Capital Goods	73,891	2,619,860
Randstad Holding NV	Commercial & Professional Services	51,401	3,176,378

			8,780,276

New Zealand—1.0%
Telecom Corp of New Zealand Ltd	Telecommunication Services	1,180,533	2,296,388

			2,296,388

Norway—2.0%
DNB ASA	Banks	131,755	2,337,044
Fred Olsen Energy ASA	Energy	60,254	2,539,730

			4,876,774

Poland—0.8%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	1,023,677	1,886,456

			1,886,456

Russia—1.2%
VimpelCom Ltd ADR	Telecommunication Services	205,500	2,957,145

			2,957,145

South Africa—0.8%
MTN Group Ltd	Telecommunication Services	100,933	2,012,910
Sanlam Ltd	Insurance	2,531	13,630

			2,026,540

South Korea—1.9%
KB Financial Group Inc	Banks	11,850	469,196
KT Corp	Telecommunication Services	45,350	1,498,485
LG Uplus Corp (a)	Telecommunication Services	95,210	1,090,551
SK Telecom Co Ltd	Telecommunication Services	7,456	1,595,580

			4,653,812

Spain—2.2%
Banco Santander SA	Banks	81,125	721,182
Banco Santander SA Rights (a)(c)	Banks	51,742	11,219
Bankinter SA	Banks	155,439	950,302
Ebro Foods SA	Food & Beverage	26,164	591,884
Gamesa Corp Tecnologica SA (a)	Capital Goods	130,462	1,266,372
Sacyr SA (a)	Capital Goods	340,162	1,837,314

			5,378,273

Sweden—4.6%
Atlas Copco AB Cl A	Capital Goods	440	12,226
Hennes & Mauritz AB Cl B	Retailing	277	11,986
Investor AB Cl B	Diversified Financials	60,278	1,939,388
SKF AB Cl B	Capital Goods	385	10,215
Svenska Cellulosa AB SCA Cl B	Household & Personal Products	71,584	2,035,443
Telefonaktiebolaget LM Ericsson Cl B	Technology Hardware & Equipment	109,461	1,308,413
TeliaSonera AB	Telecommunication Services	264,391	2,194,048
Trelleborg AB Cl B	Capital Goods	181,457	3,435,066

			10,946,785

Switzerland—4.7%
Baloise Holding AG	Insurance	19,762	2,304,530
Lindt & Spruengli AG	Food & Beverage	188	795,141
Novartis AG	Pharma, Biotech & Life Sciences	34,772	2,705,193
OC Oerlikon Corp AG	Capital Goods	51,008	715,368
Swiss Life Holding AG	Insurance	10,054	2,001,807
Swiss Re AG	Insurance	31,023	2,730,421

			11,252,460

Taiwan—0.4%
Asustek Computer Inc	Technology Hardware & Equipment	66,000	505,454
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	804,000	340,707

			846,161

United Kingdom—16.9%
3i Group PLC	Diversified Financials	426,296	2,555,316
Associated British Foods PLC	Food & Beverage	80,352	2,926,552
Barratt Developments PLC	Consumer Durables & Apparel	301,640	1,623,945
Berendsen PLC	Commercial & Professional Services	106,439	1,659,604
Berkeley Group Holdings PLC	Consumer Durables & Apparel	25,156	945,726
BT Group PLC	Telecommunication Services	809,218	4,901,342
Compass Group PLC	Consumer Services	117,610	1,694,903
Inchcape PLC	Retailing	82,192	839,837
J Sainsbury PLC	Food & Staples Retailing	660,589	4,186,841
Kingfisher PLC	Retailing	214,897	1,303,333
Marks & Spencer Group PLC	Retailing	1,781	14,407

Mondi PLC	Materials	120,618	2,158,765
Next PLC	Retailing	48,516	4,244,152
Persimmon PLC (a)	Consumer Durables & Apparel	180,380	3,665,954
Reed Elsevier PLC	Media	15,469	217,211
Rexam PLC	Materials	42,035	350,836
Shire PLC	Pharma, Biotech & Life Sciences	8,080	357,117
Taylor Wimpey PLC	Consumer Durables & Apparel	882,584	1,562,592
Unilever PLC	Food & Beverage	10,408	422,218
Vodafone Group PLC	Telecommunication Services	161,424	582,227
WM Morrison Supermarkets PLC	Food & Staples Retailing	934,905	4,229,687

			40,442,565

United States—0.6%
Core Laboratories NV	Energy	7,400	1,385,428

			1,385,428

Total Common Stock (Cost $193,889,104)			233,767,788

Preferred Stock—1.2%
Brazil—0.6%
AES Tiete SA	Utilities	32,800	323,080
Banco do Estado do Rio Grande do Sul SA Cl B	Banks	48,700	353,748
Cia Paranaense de Energia Cl B	Utilities	51,100	717,999

			1,394,827

Germany—0.6%
Henkel AG & Co KGaA	Household & Personal Products	14,202	1,538,816

			1,538,816

Total Preferred Stock (Cost $1,923,360)			2,933,643

Total Investments—98.9% (Cost $195,812,464) (b)			236,701,431

Other Assets, less liabilities—1.1%			2,531,911

Net Assets—100.0%			$239,233,342

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $197,923,352. The aggregate gross unrealized appreciation is $41,842,093 and the aggregate gross unrealized depreciation is $3,064,014, resulting in net unrealized appreciation of $38,778,079.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$135,240,151	$—	$—	$135,240,151
Consumer Staples	78,696,702	—	—	78,696,702
Energy	50,513,825	—	—	50,513,825
Financials	167,951,652	—	—	167,951,652
Health Care	104,858,127	—	—	104,858,127
Industrials	82,582,300	—	—	82,582,300
Information Technology	174,726,861	—	—	174,726,861
Materials	30,377,472	—	—	30,377,472
Telecommunication Services	48,540,042	—	—	48,540,042
Utilities	20,180,934	—	—	20,180,934

Total	$893,668,066	$—	$—	$893,668,066

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$25,932,727	$—	$—	$25,932,727
Consumer Staples	21,750,619	—	—	21,750,619
Energy	8,599,822	—	—	8,599,822
Financials	67,643,072	—	11,219	67,654,291
Health Care	18,121,126	—	—	18,121,126
Industrials	33,371,771	—	—	33,371,771
Information Technology	16,969,552	—	—	16,969,552
Materials	17,495,180	—	—	17,495,180
Telecommunication Services	21,336,681	—	—	21,336,681
Utilities	2,536,019	—	—	2,536,019
Preferred Stocks
Consumer Staples	1,538,816	—	—	1,538,816
Financials	353,748	—	—	353,748
Utilities	1,041,079	—	—	1,041,079

Total	$236,690,212	$—	$11,219	$236,701,431

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of October 31, 2013	$9,315
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	563
Purchases	10,690
Sales	—
Transfers in and/or out of Level Three	(9,349)

Balance as of October 31, 2013	$11,219

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2013:	$529

Transfers out of Level 3 into Level 1 included securities valued at $9,349 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions, Investment Income and Dividends to Shareholders.

The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2013 (Unaudited)

U.S. Government Agency Obligations — 37.8%
Freddie Mac:
0.500%, 5/13/2016	3,475,000	3,475,685
0.875%, 3/7/2018	7,495,000	7,376,017
1.250%, 5/12/2017	4,365,000	4,424,229
1.750%, 9/10/2015 (d)	19,946,000	20,468,785
2.375%, 1/13/2022	10,335,000	10,150,334
U.S. Small Business Administration:
SBIC 2013-10B 1, 3.644%, 9/10/2023	1,500,000	1,529,781

Total U.S. Government Agency Obligations (Cost $47,089,647)		47,424,831

U.S. Government Agency Mortgage Securities — 40.6%
Fannie Mae:
190370, 6.000%, 6/1/2036	365,555	402,283
471235, 3.120%, 5/1/2022	1,258,726	1,280,534
745044, 4.500%, 8/1/2035	135,503	145,574
745327, 6.000%, 3/1/2036	977,558	1,081,713
889529, 6.000%, 3/1/2038	195,086	213,903
890248, 6.000%, 8/1/2037	73,386	81,472
890547, 4.000%, 11/1/2036	407,078	429,944
932441, 4.000%, 1/1/2040	1,133,136	1,195,600
932871, 3.000%, 1/1/2026	1,719,313	1,788,559
995082, 5.500%, 8/1/2037	300,280	327,587
AB1343, 4.500%, 8/1/2040	340,542	367,600
AB1763, 4.000%, 11/1/2030	74,667	79,050
AB2694, 4.500%, 4/1/2041	171,663	185,885
AB3274, 4.500%, 7/1/2041	916,048	984,481
AB4168, 3.500%, 1/1/2032	681,066	709,000
AB6472, 2.000%, 10/1/2027	367,803	361,813
AB6480, 2.500%, 10/1/2027	315,948	319,840
AB6644, 2.500%, 10/1/2027	1,058,666	1,071,705
AB7142, 2.500%, 12/1/2027	142,032	143,781
AB7158, 2.500%, 12/1/2027	198,080	200,520
AB7691, 3.500%, 1/1/2033	244,139	254,318
AB7707, 2.000%, 1/1/2028 (c)	170,154	167,649
AB7795, 2.500%, 2/1/2028	1,768,448	1,789,181
AB8428, 3.500%, 2/1/2033	479,874	499,889
AC9564, 4.500%, 2/1/2040	144,067	155,140
AI7951, 4.500%, 8/1/2036	158,039	169,374
AL0005, 4.500%, 1/1/2041	162,642	174,470
AL1627, 4.500%, 9/1/2041	513,239	551,506
AL2716, 2.000%, 12/1/2027	170,987	168,469
AL3274, 3.000%, 5/1/2027	317,122	330,292
AL4042, 2.000%, 8/1/2028	2,507,486	2,470,565
AM0463, 2.720%, 9/1/2022 (d)	491,496	482,810
AM3110, 2.470%, 10/1/2019	1,340,383	1,357,708
AM3278, 2.850%, 5/1/2023	751,647	727,923
AM4253, 3.220%, 9/1/2020	1,861,921	1,934,376
AO3244, 3.500%, 8/1/2032	235,965	245,675
AP6368, 3.500%, 9/1/2032	224,568	233,950
AP9592, 3.500%, 10/1/2032	466,828	486,331
AP9623, 2.000%, 10/1/2027	179,123	176,485
AQ4497, 2.500%, 11/1/2027	109,651	110,936
AQ9956, 2.000%, 1/1/2028	79,524	78,353
AR1524, 2.000%, 1/1/2028	493,640	486,372
AR6867, 2.000%, 2/1/2028	169,776	167,276

AS0001, 2.000%, 7/1/2028	1,074,380	1,058,561
AS0338, 2.000%, 8/1/2028	443,999	437,462
FNA 2012-M41A2, 2.976%, VR, 4/25/2022	659,000	657,963
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	509,053
FNR 201-17 BC, 3.500%, 3/25/2027	368,000	369,970
MA0199, 4.000%, 10/1/2029	72,132	76,509
MA0481, 4.500%, 8/1/2030	714,763	769,498
MA0587, 4.000%, 12/1/2030	241,514	255,607
MA0804, 4.000%, 7/1/2031	194,004	205,314
MA0949, 3.500%, 1/1/2032	818,267	851,736
MA0976, 3.500%, 2/1/2032	244,377	254,372
MA1107, 3.500%, 7/1/2032	59,898	62,363
Freddie Mac:
A12413, 5.000%, 8/1/2033	80,163	87,104
A37619, 4.500%, 9/1/2035	565,649	604,899
A87874, 4.000%, 8/1/2039	149,652	157,538
A89148, 4.000%, 10/1/2039 (c)	229,904	241,672
A93996, 4.500%, 9/1/2040	148,526	158,796
A97047, 4.500%, 2/1/2041	165,302	176,827
D99439, 3.500%, 6/1/2032	169,958	176,617
E04075, 2.500%, 8/1/2027	603,404	610,329
FHR 3768 CB, 3.500%, 12/15/2025	343,000	354,601
FHR 3800 CB, 3.500%, 2/15/2026	383,000	393,425
FHR 3806 L, 3.500%, 2/15/2026	847,000	864,002
FHR 3829 BE, 3.500%, 3/15/2026	526,000	545,099
FHR 3877 LM, 3.500%, 6/15/2026	780,000	800,649
FHR 3950 YB, 3.000%, 11/15/2026	592,000	576,402
G01779, 5.000%, 4/1/2035	100,584	109,084
G01828, 4.500%, 4/1/2035	445,535	477,399
G01837, 5.000%, 7/1/2035	683,832	741,288
G02424, 5.500%, 12/1/2036	603,957	654,173
G04997, 5.000%, 1/1/2037	450,103	486,869
G05052, 5.000%, 10/1/2033	50,480	54,684
G06079, 6.000%, 7/1/2039	475,823	519,619
G06990, 5.500%, 8/1/2040	854,001	924,621
G08347, 4.500%, 6/1/2039	782,598	838,324
G08353, 4.500%, 7/1/2039	686,136	733,235
G08372, 4.500%, 11/1/2039	371,840	397,262
G14599, 2.500%, 11/1/2027	457,438	462,727
G18469, 2.000%, 6/1/2028	115,955	114,048
G30614, 3.500%, 12/1/2032	689,262	720,374
J14244, 3.000%, 1/1/2026	307,660	319,366
J14245, 3.000%, 1/1/2026	170,151	176,732
J17791, 3.000%, 1/1/2027	666,982	691,919
J19620, 2.500%, 7/1/2027	77,531	78,537
J19638, 2.500%, 7/1/2027	93,408	94,620
J20118, 2.500%, 8/1/2027	355,336	359,947
J20729, 2.500%, 10/1/2027	297,899	301,377
J21439, 2.500%, 12/1/2027	1,372,116	1,388,572
J22831, 2.500%, 3/1/2028	558,969	565,858
J22836, 2.500%, 3/1/2028	657,328	665,300
J22862, 2.000%, 3/1/2028	56,286	55,361
J22899, 2.000%, 3/1/2028	203,959	200,605
J23427, 2.500%, 4/1/2028	350,287	354,580
J23429, 2.500%, 4/1/2028	286,086	289,600
J23430, 2.500%, 4/1/2028	395,544	400,378
J24561, 2.500%, 6/1/2028	1,034,281	1,047,336
Q00291, 5.000%, 4/1/2041	289,362	314,360
Q01807, 4.500%, 7/1/2036	278,561	298,120
Z40004, 6.000%, 8/1/2036	94,931	103,404

Ginnie Mae CMO:
2006-9 B, 5.215%, VR, 3/16/2037	202,753	210,409

Total U.S. Government Agency Mortgage Securities (Cost $50,547,650)		50,996,348

Corporate Obligations — 16.0%
3M Company, 1.375%, 9/29/2016	1,000,000	1,021,629
Agilent Technologies, Inc., 3.875%, 7/15/2023	453,000	443,878
American Express Credit, 2.375%, 3/24/2017	1,000,000	1,039,344
American Tower Corp., 3.500%, 1/31/2023	281,000	259,573
American Tower Corp., 5.000%, 2/15/2024	347,000	357,147
Analog Devices, 3.000%, 4/15/2016	333,000	348,702
Apple Inc, 2.400%, 5/3/2023	246,000	225,270
AT&T Inc, 0.900%, 2/12/2016	461,000	460,780
AutoZone Inc., 3.700%, 4/15/2022	750,000	741,500
Becton Dickinson, 3.250%, 11/12/2020	500,000	512,054
Best Buy Co. Inc., 5.000%, 8/1/2018	618,000	651,218
Boston Properties LP, 3.800%, 2/1/2024	195,000	192,084
CC Holdings GS V LLC/CRO, 3.849%, 4/15/2023	485,000	461,334
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	430,635
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,096,866
EMC Corp, 3.375%, 6/1/2023	304,000	302,191
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,475,951
Fidelity National Inform, 3.500%, 4/15/2023	234,000	214,316
Fifth Third Bank, 1.450%, 2/28/2018	374,000	367,726
Howard Hughes Medical Inc., 3.500%, 9/1/2023	215,000	216,082
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,032,341
Intel Corp, 2.700%, 12/15/2022	280,000	263,312
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,009,409
Key Bank NA, 1.650%, 2/1/2018	250,000	247,807
Macy’s Retail Holdings Inc, 2.875%, 2/15/2023	842,000	766,189
Morgan Stanley, 2.125%, 4/25/2018	550,000	547,414
Mylan Inc. 144A, 1.800%, 6/24/2016 (e)	122,000	122,969
Oracle Corp, 1.200%, 10/15/2017	65,000	64,216
Oracle Corp, 2.375%, 1/15/2019	80,000	81,369
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,011,718
Perrigo Company, 2.950%, 5/15/2023	153,000	149,900
PNC Bank NA, 0.800%, 1/28/2016	447,000	446,888
Praxair Inc., 4.625%, 3/30/2015	647,000	684,520
SBA Tower Trust 144A, 2.933%, 12/15/2042 (e)	298,000	307,830
Softbank Corp 144A, 4.500%, 4/15/2020 (e)	286,000	283,212
Time Warner Inc., 3.400%, 6/15/2022	313,000	309,803
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (e)	266,000	259,162
United Parcel Service, 3.125%, 1/15/2021	500,000	511,878
Verizon Communications, 5.150%, 9/15/2023	1,069,000	1,162,112

Total Corporate Obligations (Cost $19,700,866)		20,080,329

Corporate Mortgage Securities — 1.1%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (f)	522,264	524,950
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (e)	806,000	892,735

Total Corporate Mortgage Securities (Cost $1,439,376)		1,417,685

Municipal Obligations — 0.2%
Puerto Rico Sales Tax Financing Corp, 6.000%, 8/1/2042	307,000	266,135

Total Municipal Obligations (Cost $242,499)		266,135

Certificates of Deposit — 2.5%
BANK2 Certificate of Deposit, 0.850%, 11/3/2013 (a)	250,000	250,000
Central Bank of Kansas City, 0.300%, 5/30/2014 (a)	250,000	250,000
City First Bank of D.C., 0.600%, 2/5/2014 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.400%, 2/4/2014 (a)	250,000	250,000
Eastern Bank Co., 0.100%, 12/20/2013 (a)	250,000	250,000
Hope Federal Credit Union, 0.850%, 2/4/2014 (a)	250,000	250,000
Latino Community Credit Union, 0.500%, 6/10/2014 (a)	250,000	250,000
Liberty Bank and Trust Co., 0.540%, 12/4/2013 (a)	200,000	200,000
New Resource Bank, 0.300%, 4/5/2014 (a)	250,000	250,000
Promerica Bank, 0.500%, 2/8/2014 (a)	200,000	200,000
Self-Help Credit Union CD, 0.800%, 12/12/2013 (a)	250,000	250,000
Self-Help Federal Credit Union, 0.800%, 12/27/2013 (a)	250,000	250,000
Southern Bancorp, 0.350%, 6/20/2014 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,150,000)		3,150,000

Cash Equivalents — 0.6%
Money Market Demand Accounts:
Bank2 Money Market Account, 0.550%, 11/15/2013 (a)	100,412	100,412
Latino Community Credit Union, 0.500%, 11/15/2013 (a)	102,254	102,254
Opportunities Credit Union, 0.300%, 11/15/2013 (a)	100,855	100,855
Self-Help Federal Credit Union, 0.440%, 11/15/2013 (a)	100,391	100,391
Self-Help Money Market Demand, 0.450%, 11/15/2013 (a)	102,314	102,314
Southern Bancorp Money Market, 0.180%, 11/15/2013 (a)	251,105	251,105

Total Cash Equivalents (Cost $757,331)		757,331

Total Investments — 98.8% (Cost $122,927,369) (b)		124,092,659

Other Assets, less liabilities — 1.2%		1,445,848

Net Assets — 100.0%		$125,538,507

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $123,439,158. The aggregate gross unrealized appreciation is $1,249,541, and the aggregate gross unrealized depreciation is $596,040, resulting in net unrealized appreciation of $653,501.
(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(e)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(f)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on October 31, 2013.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$47,424,831	$—	$47,424,831
U.S. Government Agency Mortgage Securities	—	50,996,348	—	50,996,348
Corporate Obligations	—	20,080,329	—	20,080,329
Corporate Mortgage Securities	—	1,417,685	—	1,417,685
Municipal Obligations	—	266,135		266,135
Certificates of Deposit	—	3,150,000	—	3,150,000
Cash Equivalents	—	757,331	—	757,331

Total	$—	$124,092,659	$—	$124,092,659

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2013	$1,912,352
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	34,242
Purchases	1,923,571
Sales	—
Transfers in and/or out of Level Three	(3,870,165)

Balance as of October 31, 2013	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2013	$—

Transfers out of Level 3 into Level 2 included securities valued at $3,870,165 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders.

The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President (Principal Executive Officer)

Date:	December 30, 2013

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date:	December 30, 2013